Net Loss Per Share Attributable To Common Stockholders - Additional Information (Detail) - shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	30,980,000	30,980,000
Groop Internet Platform Inc [Member] | Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	83,395,815		83,395,815
Groop Internet Platform Inc [Member] | Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,191,520		18,097,815
Groop Internet Platform Inc [Member] | Common Stock | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	60,000		60,000
Series D Convertible Preferred Stock | Groop Internet Platform Inc [Member] | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	50,881		50,881